Financial Instruments - Fair values and risk management	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments - Fair values and risk management	31 Financial Instruments – Fair values and risk management

IFRS 9 “Financial Instruments” sets out requirements for recognising and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaced IAS 39 “Financial Instruments: Recognition and Measurement”. The Group has applied this new standard from January 1, 2018 (date of initial application), but has elected not to apply the new requirements for hedge accounting.

IFRS 9 contains three principal classification categories for financial assets: measured at amortised cost, fair value through other comprehensive income (FVOCI) and fair value through profit and loss (FVTPL). The classification of financial assets under IFRS 9 is generally based on the business model within which a financial asset is managed and its contractual cash flow characteristics.

The Group’s principal financial assets, other than derivatives, include cash and cash equivalents, trade and other receivables that derive directly from operations. The Group’s principal financial liabilities, other than derivatives, comprise of long-term borrowings, lease liabilities, bank overdrafts and short-term borrowings, trade and other payables. The main purpose of these financial liabilities is to finance the Group’s operations. The Group also enters into derivative transactions, namely forward exchange contracts, to protect the value of its foreign currency denominated revenue, not for speculative or trading purposes (see note 30).

For an explanation of how the Group classifies and measures financial instruments and accounts for related gains and losses under IFRS 9, see notes 4(l), 4(m), 4(n), 4(o), 4(p) and 4(s).

A. Accounting classification of financial assets and financial liabilities

The following tables show the classification and carrying amounts of Group’s financial assets and financial liabilities as at December 31, 2023 and 2022.

Financial assets	31/12/23	31/12/22
Financial assets measured at amortised cost
Other non-current receivables	6,396	5,894
Trade receivables	33,304	39,056
Other current receivables	12,218	16,279
Cash and cash equivalents	33,610	54,475
Total (a)	85,528	115,704
Financial assets measured at fair value
Forward exchange contracts	147	925
Total (b)	147	925
Total financial assets (a+b)	85,675	116,629

Financial assets measured at amortised cost include trade receivables, other receivables (non-current and current) and cash and cash equivalents. Financial assets at fair value reflect the positive change in fair value of forward exchange contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for future cash flows from accounts receivables and sale orders.

For further details on “Trade receivables”, “Other receivables”, “Cash and cash equivalents” and “Forward exchange contracts” reference should be made to notes 15, 12-16, 17 and 30, respectively.

Financial liabilities	31/12/23	31/12/22
Financial liabilities measured at amortised cost
Long-term borrowings	17,353	17,289
Lease liabilities	62,327	51,849
Bank overdrafts and short-term borrowings	22,834	29,254
Trade payables	60,888	78,399
Other payables	31,719	34,322
Other non-current liabilities	2,725	—
Total (a)	197,846	211,113
Financial liabilities measured at fair value
Forward exchange contracts	36	66
Total (b)	36	66
Total financial liabilities (a+b)	197,882	211,179

Financial liabilities measured at amortised cost include long-term borrowings (non-current and current portion), lease liabilities (non-current and current portion), bank overdrafts and short-term borrowings, trade payables and other payables. Financial liabilities measured at fair value reflect the negative change in fair value of forward exchange contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for expected future cash flows from trade receivables and sale orders.

For further details on “Long-term borrowings”, “Lease liabilities”, “Other non-current liabilities", “Bank overdrafts and short-term borrowings”, “Trade payables”, “Other payables” and “Forward exchange contracts” reference should be made to notes 19, 20, 21, 26, 27, 28 and 30, respectively.

B. Fair value and measurement of fair values of financial assets and financial liabilities

Management has assessed that the fair values of cash and cash equivalents, trade and other receivables, trade and other payables, bank overdrafts and short-term borrowings approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following tables show the carrying amount and fair value of Group’s financial assets and financial liabilities as at December 31, 2023 and 2022, other than those with carrying amount that are reasonable approximation of fair value.

	31/12/23		31/12/22
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Forward exchange contracts	147	147	925	925
Financial liabilities
Floating-rate borrowings	7,898	8,200	10,423	10,540
Fixed rate borrowings	9,455	12,459	6,866	7,925
Total long-term borrowings	17,353	20,659	17,289	18,465
Forward exchange contracts	36	36	66	66

As at December 31, 2023 and 2022, the fair value measurement hierarchy of the forward exchange contracts and long-term borrowings is “significant observable inputs” (level 2).

There were no transfers between level 1 (quoted prices in active markets) and level 2 during 2023 and 2022. There were no level 3 (significant unobservable inputs) fair values estimated as at December 31, 2023 and 2022.

The following methods and assumptions are used to estimate the fair values.

Forward exchange contracts are valued using valuation techniques, which employ the use of market observable inputs. The most frequently applied valuation techniques include forward pricing using present value calculations. The models incorporate various inputs, including the credit quality of counterparties, foreign exchange spot and forward rates, yield curves of the respective currencies, currency basis spreads between the respective currencies, interest rate curves and forward rate curves of the underlying commodity.

The fair values of the Group’s interest-bearing borrowings are determined using the discounted cash flow method. The discount rate used reflects the issuer’s borrowing rate as at the end of the reporting period. The own non-performance risk as at December 31, 2023 and 2022 is determined to be insignificant.

C. Financial risk management

The Group has exposure to the following risks arising from financial instruments:

—
credit risk;
—
liquidity risk and
—
market risk.

(i) Risk management framework

The management of the Group’s risks arising from financial instruments is performed on the basis of guidelines set by the Company’s Board of Directors. The main purpose of these guidelines is to balance the Group’s liabilities and assets, in order to ensure an adequate capital viability. The main financial sources of the Group are represented by a mix of equity and financial liabilities, including long-term borrowings used to finance investments, bank overdrafts and short-term borrowings used to finance the Group’s working capital.

(ii) Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group’s receivables from customers. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in this note.

Impairment losses on financial assets recognised in profit or loss for the years ended December 31, 2023, 2022 and 2021 are related mainly to trade receivables and are as follows:

	2023	2022	2021
Impairment loss on trade receivables	33	331	110

(ii-a) Trade receivables

The Group’s customers are distributors, retailers and end consumers.

The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the factors that may influence the credit risk of its customer base, including the default risk associated with the industry and country in which customers operate. Details of concentration of revenue are included in note 32.

Customer credit risk is managed on the basis of the Group’s established policies, procedures and controls relating to customer credit risk management.

In particular, the Group has established a credit policy under which each customer is analysed individually for creditworthiness before the Group’s standard payment and delivery terms and conditions are offered. The Group’s review includes external ratings, if they are available, financial statements, credit agency information, industry information and in some cases bank references. After such review, sale limits are established for each customer and reviewed periodically. Any sales exceeding those limits require approval from senior management.

Furthermore, the Group limits its exposure to credit risk from trade receivables by establishing a maximum payment period in the range of 30-90 days for individual customers. During 2022, the Group extended the credit terms to up to 120 days for certain customers who placed orders concerning the fitting out of the point of sale (so-called "sampling" orders). All extensions were granted within current sales limits after careful consideration of the creditworthiness of the customer and each customer that was granted an extension is closely monitored for credit deterioration. In order to mitigate credit risk, sales to distributors or retailers for which no payment extensions are granted due to an uncertain creditworthiness assessment, are required to be settled in cash (“cash against documents”, “cash on delivery”, “payment in advance”). Furthermore, sales to the end consumers are also required to be settled in cash or using major credit cards, thus mitigating the credit risk.

More than 80% of the Group’s distributors and retailers have been transacting with the Group for at least five years, and none of these customers’ balances have been written off or are credit‑impaired at the reporting date. In monitoring customer credit risk, customers are grouped according to their credit characteristics, including whether they are an individual or a legal entity, whether they are a distributor or retailer, their geographic location, industry, trading history with the Group and the existence of previous financial difficulties.

The Group does not require collateral to be given for trade receivables. The Group does not have trade receivables for which no loss allowance is recognised because of collateral provided.

Management closely monitors the outstanding trade receivables to prevent losses.

Finally, in order to significantly reduce its exposure to credit risk, the Group insures the non-collection risk related to a significant portion of its trade receivables with a third party insurer and, in the case of customer insolvency, the insurance company refunds about 85% of the uncollected outstanding balances. Accordingly, the credit risk is entirely borne by the Group for non-insured trade receivables while it is only exposed to approximately 15% for insured trade receivables.

The Group evaluates the concentration of risk with respect to trade receivables and revenue as low, as its customers are located in several jurisdictions and operate in largely independent markets (see notes 15 and 32). Furthermore, as at December 31, 2023, 2022 and 2021, the Group had one customer, the joint venture Natuzzi Trading Shanghai, whose purchases exceeded 5% of revenue and trade receivables (see note 43).

	31/12/23	31/12/22	31/12/21
Revenue	26,523	59,838	48,457
Trade receivables	4,198	5,314	6,953

As at December 31, 2023 and 2022, insured and non-insured trade receivables are as follows:

	31/12/23	31/12/22
Insured trade receivables	25,706	25,624
Non-insured trade receivables	11,861	19,036
Gross trade receivables	37,567	44,660
Provision for doubtful accounts	(4,263)	(5,604)
Net trade receivables	33,304	39,056

As at December 31, 2023 and 2022 the ageing of trade receivables is as follows:

	31/12/23	31/12/22
Current (not past due)	25,520	29,111
From 1 to 29 days past due	4,707	7,158
From 30 to 60 days past due	1,053	1,355
From 61 to 90 days past due	429	563
More than 90 days past due	5,858	6,473
Gross trade receivables	37,567	44,660
Provision for doubtful accounts	(4,263)	(5,604)
Net trade receivables	33,304	39,056

The movements in the provision for doubtful accounts in respect of trade receivables for the years ended December 31, 2023 and 2022 are reported in note 15.

The provision for doubtful accounts is estimated by the Group based on the insurance in place, the credit worthiness of its customers, historical trends, as well as current and future general economic conditions.

Specifically, for receivables subject to collective valuation an impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The impairment allowance rates (default rates) are based on days past due for groupings of various customer segments with similar loss patterns (i.e., by customer type and rating, and coverage by credit insurance). The calculation reflects the probability-weighted outcome based on reasonable and supportable information available at the reporting date about past events, current conditions and forecasts of future economic conditions.

Instead, for individual receivables which are known to be difficult to collect an impairment analysis is performed at each reporting date to measure expected credit losses. The impairment allowance is estimated by the Group based on the financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganisation and default or late payments.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix as at December 31, 2023 and 2022, further to the adoption of IFRS 9.

December 31, 2023

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	1,798	83	78	36	1,995
Trade receivables subject to specific valuation					35,572
Total gross carrying amount					37,567
Default rate	0.86%	13.06%	37.78%	95.31%
Expected credit loss	15	11	29	34	89

December 31, 2022

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	2,332	68	84	30	2,514
Trade receivables subject to specific valuation					42,146
Total gross carrying amount					44,660
Default rate	0.53%	5.46%	17.08%	43.47%
Expected credit loss	12	4	14	13	43

(ii-b) Other receivables

As at December 31, 2023 and 2022 other receivables current and non-current amount to 18.164 and 22,173, respectively. Such receivables are considered to have a low credit risk and the impairment loss has been measured on a 12-months expected credit loss basis. Management considers its other receivables to have a low credit risk as they have a low risk of default and their counterparties are able to meet their contractual cash flow obligations in the short-term. As at December 31, 2023 and 2022 the identified impairment loss of other receivables is immaterial.

(ii-c) Cash and cash equivalents

As at December 31, 2023 and 2022 the Group has cash and cash equivalents of 33,610 and 54,475, respectively. Indeed, the Group considers its cash and cash equivalents to have a low credit risk based on the external credit ratings of the financial institutions. Indeed, the Group’s cash and cash equivalents are held with financial institutions, which have external credit risk ratings that are equivalent to the understood definition of “investment grade”. Impairment of cash and cash equivalents has been measured on a 12-months expected credit loss basis and reflects the short-term nature of the exposures. As at December 31, 2023 and 2022 the identified impairment loss of cash and cash equivalents is immaterial.

(ii-d) Derivative financial instruments

Domestic currency swaps (see note 30) are entered into with financial institutions that have outstanding external credit ratings (“investment grade”). As at December 31, 2023 and 2022 the identified impairment loss of the favourable domestic currency swaps is immaterial.

(iii) Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group aims to maintain the level of its cash and cash equivalents at an amount in excess of expected cash outflows on financial liabilities over the next 60 days. The Group also monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables. As at December 31, 2023, the expected cash flows from trade and other receivables maturing within two months were in excess of the expected cash outflows for trade and other payables due within two months. This excludes the potential impact of extreme circumstances that cannot reasonably be predicted.

As described in note 27, the Group also participates in a supply chain financing arrangement (SCF) with the principal purpose of facilitating efficient payment processing of supplier invoices. The SCF allows the Group to centralise payments of trade payables to the bank rather than paying each supplier individually. While the SCF does not significantly extend payment terms beyond the normal terms agreed with other suppliers that have not participated, the arrangement assists in making cash outflows more predictable.

Therefore, the Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank overdrafts, short-term borrowings and long-term borrowings.

The steps taken by the Group in 2023, 2022 and 2021 to respond to possible future liquidity constraints, arising from the effects of inflation and high level of interest rates that have characterized both 2023 and 2022, together with the impact of those steps on the consolidated financial statements, include the following.

—
In July 2020, the Parent signed the renewal for an additional five-year period of a factoring agreement with a major Italian financial institution. Under this agreement, the Parent assigns certain trade receivables to such financial institution in exchange for short-term borrowings for a maximum amount of 40,000. Trade receivables sold under such agreement are not derecognised from the statement of financial position, because the Parent retains substantially all of the risk and rewards – primarily credit risk (see note 15). The amount received on their transfer is recognised as a secured bank borrowing (see note 26).
—
During 2023, the Romanian subsidiary renegotiated the two existing loans, one amounting to 10,000 obtained in 2015 with residual debt renewals every two years and maturing in August 2023, with a balance as of December 31, 2022, of 2,344, and the other amounting to 5,000 maturing in March 2025 with government guarantee, having a balance as of December 31, 2022, of 3,215, into a single loan with a balance as of December 31, 2023, of 3,563. The new repayment plan involves monthly installments until July 2025. The variable interest rate is based on the performance of the 6-month Euribor (360) plus a spread of 2.5% (see note 19).
—
In January 2022, the Parent obtained a long-term loan from a financial institution, amounting to 4,000. This loan, which is guaranteed by an Italian governmental authority, has been made available by the Italian government as part of the COVID-19 measures to support businesses. Such loan has installments repayable on a quarterly basis starting from January 2023, after the 12-month interest-only period, and ending in December 2027. This long-term debt provides for variable interest installments determined based on the three-month Euribor (360) plus a 2.00% spread (see note 19).
—
In January 2023, the Parent Company received an amount of 3,337 following the reduction of capital of the Joint Venture Natuzzi Trading Shanghai Co. Ltd resolved in 2022.
—
During 2023, the Parent Company received 7,609 from an Italian government authority, both as contributions for 1,962 and as subsidized finance for 5,647, related to the investments and research and development expenses accounted for (see note 19).
—
During 2023, an Italian subsidiary obtained subsidized finance of 581 for documented productive investments (see note 19).
—
At the beginning of 2024, the Parent Company obtained a long-term bank loan in the nominal amount of 3,000 with quarterly payments starting from June 2024, at an interest rate of Euribor 3M + spread of 2.95% and final payment on December 31, 2028. Additionally, a Chinese subsidiary entered into a revolving credit line with a Chinese bank up to 30 million CNY (equivalent to 3,821) aimed at managing working capital (see note 44).
—
On April 4, 2024, the majority shareholder of the Parent Company signed an agreement with the Parent Company whereby the Equity Commitment Agreement signed in 2020 for the amount of 2,500 and paid by the majority shareholder in the same year, for which the Parent Company had committed to repayment by March 31, 2024, transforms into an interest-bearing loan effective from March 31, 2024, with maturity on March 31, 2027, and an annual interest rate of 2.50% (see note 44).

The tables below summarize the remaining contractual maturities of financial liabilities as at December 31, 2023 and 2022. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements.

December 31, 2023

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	674	3,986	4,567	5,341	6,855	21,423
Lease liabilities	2,198	10,856	12,277	30,032	22,706	78,069
Bank overdrafts and short-term borrowings	22,834	—	—	—	—	22,834
Trade and other payables	31,719	63,613	—	—	—	95,332
Losses on derivative financial instruments	36	—	—	—	—	36
Total financial liabilities	57,461	78,455	16,844	35,373	29,561	217,694

December 31, 2022

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	577	6,015	4,124	5,534	2,273	18,523
Lease liabilities	1,895	11,509	10,190	24,926	12,820	61,340
Bank overdrafts and short-term borrowings	29,254	—	—	—	—	29,254
Trade and other payables	34,322	78,399	—	—	—	112,721
Losses on derivative financial instruments	66	—	—	—	—	66
Total financial liabilities	66,114	95,923	14,314	30,460	15,093	221,904

In addition, the following is to be considered: (a) as at December 31, 2023, the Group has unused credit lines of 31,130 (see note 26); (b) the Company can use the credit facilities of its subsidiaries adhering to the cash pooling contract in place; from time to time, the Company evaluates the adequacy of such credit facilities, requesting additional facilities as needed; (c) the Group holds cash at foreign subsidiaries, that can be withdrawn by the Company subject to the approval of a dividend distribution; some of these dividends are subject to withholding taxes; (d) the Company can apply for long-term borrowings to sustain long-term investments; (e) there are no significant liquidity risk concentrations, both on financial assets and on financial liabilities.

(iv) Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (e.g., interest rates, foreign exchange rates). Market risk, mainly, depends on the trend of the demand for furniture and other finished products, the trend in prices of raw materials and the fluctuation of interest rates and foreign currencies.

The market demand risk is managed by way of a constant monitoring of markets, performed by the commercial division of the Group, market diversification in the different geographical locations of customers and a product diversification in the different brands and models.

In order to manage the prices of raw materials risk, the Group constantly monitors procurement policies and attempts to diversify suppliers while respecting the quality standards expected by the market.

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s long-term borrowings obligations with floating interest rates. The Group manages its interest rate risk by having a portfolio of fixed and variable rate borrowings. As at December 31, 2023, approximately 45.5% of the Group’s borrowings were at a fixed rate of interest (2022: 39.7%). No derivative financial instruments were entered into by the Group to manage the cash flow risk on floating interest-rate borrowings.

The following tables demonstrate the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Group’s profit before tax is affected through the impact on floating rate borrowings as follows:

	Increase/decrease in basis points	Effect on profit before tax
December 31, 2023	+45	(40)
December 31, 2023	-45	40
December 31, 2022	+45	(52)
December 31, 2022	-45	52
December 31, 2021	+45	(43)
December 31, 2021	-45	43

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities (when revenue or expense is denominated in a foreign currency) and the Group’s net investments in foreign subsidiaries. In particular, a significant portion of the Group’s revenue and costs are denominated in currencies other than the Euro. Consequently, a significant portion of its revenue and costs is exposed to fluctuations in the exchange rates between the Euro and other currencies. The Group uses forward exchange contracts (known in Italy as domestic currency swaps) to reduce its exposure to the risks of short-term decreases in the value of its foreign currency denominated revenue. For further details, see note 30.

When a derivative is entered into for the purpose of being a hedge, the Group negotiates the terms of the derivative to match the terms of the hedged exposure. For hedges of forecast transactions, the derivative covers the period of exposure from the point the cash flows of the transactions are forecasted up to the point of settlement of the resulting receivable that is denominated in the foreign currency.

The following tables demonstrate the sensitivity to a reasonably possible change in foreign exchange rates, with all other variables held constant.

The Group’s profit before tax is affected through the change in foreign in exchange rates as follows:

	Change in foreign exchange rates	Effect on profit before tax
December 31, 2023	+5%	1,707
December 31, 2023	-5%	(1,848)
December 31, 2022	+5%	4,287
December 31, 2022	-5%	(4,798)
December 31, 2021	+5%	5,381
December 31, 2021	-5%	(5,113)

As at December 31, 2023 and 2022 the Group’s financial assets and financial liabilities denominated in foreign currency are as follows:

Financial assets	31/12/23	31/12/22
Trade receivables	23,353	25,055
Cash and cash equivalents	29,471	45,820
Total financial assets	52,824	70,875

Financial liabilities	31/12/23	31/12/22
Long-term borrowings	293	461
Lease liabilities	43,152	35,602
Bank overdraft and short-term borrowings	8,826	14,668
Trade payables	23,278	27,169
Total financial liabilities	75,549	77,900

As at December 31, 2023 and 2022, the summary quantitative data about Group’s exposure to currency risk as reported to the management of the Group is as follows:

December 31, 2023

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
U.S. dollars	29,865	47,648	(17,783)
Chinese Yuan	10,280	5,820	4,460
British pounds	3,873	8,126	(4,253)
Brazilian Reais	4,288	1,596	2,692
Romanian Leu	482	6,583	(6,101)
Mexican pesos	1,906	1,674	232
Canadian dollars	198	99	99
Other	1,932	4,003	(2,071)
Total	52,824	75,549	(22,725)

December 31, 2022

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
U.S. dollars	35,160	41,618	(6,458)
Chinese Yuan	14,681	8,206	6,475
British pounds	9,499	10,089	(590)
Brazilian Reais	4,457	2,371	2,086
Canadian dollars	397	427	(30)
Romanian Leu	2,723	8,732	(6,009)
Mexican pesos	1,713	1,850	(137)
Other	2,245	4,607	(2,362)
Total	70,875	77,900	(7,025)

(v) Reconciliation of movements of liabilities to cash flows arising from financing activities

The following tables show the reconciliation of movements of financial liabilities to cash flows arising from financing activities for the three years ended December 31, 2023, 2022 and 2021.

December 31, 2023

	Jan. 1, 2023	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2023
Long-term borrowings	17,290	(8,715)	10,912	—	(2,134)	17,353
Lease liabilities	51,849	(11,057)	—	—	21,535	62,327
Short-term borrowings	27,500	(6,703)	—	—	—	20,797
Bank overdrafts	1,754	—	283	—	—	2,037
Non-controlling interests	4,698	(135)	—	—	(220)	4,343
Total liabilities from financing activities	103,091	(26,610)	11,195	—	19,181	106,857

Bank overdrafts are used only for cash management purposes.

December 31, 2022

	Jan. 1, 2022	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2022
Long-term borrowings	17,439	(4,473)	4,038	—	286	17,290
Lease liabilities	57,138	(10,049)	—	—	4,760	51,849
Short-term borrowings	34,924	(7,424)	—	—	—	27,500
Bank overdrafts	1,223	—	531	—	—	1,754
Non-controlling interests	1,511	(551)	1,739	—	1,999	4,698
Total liabilities from financing activities	112,235	(22,497)	6,308	—	7,045	103,091

Bank overdrafts are used only for cash management purposes.

December 31, 2021

	Jan. 1, 2021	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2021
Long-term borrowings	16,426	(4,788)	5,873	—	(72)	17,439
Lease liabilities	53,593	(10,090)	—	—	13,635	57,138
Short-term borrowings	28,701	—	6,210	—	13	34,924
Bank overdrafts	2,111	(888)	—	—	—	1,223
Non-controlling interests	1,020	(545)	144	—	892	1,511
Total liabilities from financing activities	101,851	(16,311)	12,227	—	14,468	112,235

Bank overdrafts are used only for cash management purposes.